Debt - Schedule of Debt (Details) - USD ($) $ in Millions	Jun. 30, 2022	Feb. 23, 2022	Dec. 31, 2021
Debt Instrument [Line Items]
Total principal debt	$ 924		$ 0
Total debt	968	$ 951	0
Debt due within one year	21	350	0
Long-term debt	947	179	0
Secured Debt
Debt Instrument [Line Items]
Total principal debt	874		0
Unsecured notes
Debt Instrument [Line Items]
Total principal debt	50		0
Term Loan Facility
Debt Instrument [Line Items]
Debt premium	4		0
Term Loan Facility | Secured Debt
Debt Instrument [Line Items]
Total principal debt	175		0
Exit fee	5		0
Second Lien Facility | Secured Debt
Debt Instrument [Line Items]
Total principal debt	699		0
Exit fee	35	35	0
Total debt		$ 683
Unsecured convertible notes | Unsecured notes
Debt Instrument [Line Items]
Total principal debt	$ 50		$ 0